Financial Instruments - Net Effects Of Derivative Financial Instruments That Did Not Met Hedging Criteria (Detail) - Derivative Contract Not Met Hedging Criteria [member] - Market value gain (loss) on financial instruments [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange forward contracts [member]
Disclosure of detailed information about hedges [line items]
Net gains (losses) on change in fair value of derivatives		$ 4	$ (12)
Cross-currency swaps [member]
Disclosure of detailed information about hedges [line items]
Net gains (losses) on change in fair value of derivatives	$ (212)	$ (293)	$ (116)